Leases - Lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Balance – December 31, 2021	$ 4,001
Additions	286
Interest accretion	144
Lease repayments	(700)
Effects of foreign exchange	(170)
Balance – June 30, 2022	3,561
Current	1,364	$ 1,311
Non-current	$ 2,197	$ 2,690